Income Taxes - Components of loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Income Taxes
U.S. operations			$ (15,253)	$ (36,842)
Non-U.S. operations			(12,080)	(23,721)
Loss before income taxes	$ (7,747)	$ (9,795)	$ (27,333)	$ (60,563)